Shareholder Report, Holdings (Details)_10	Jun. 30, 2024
Class A | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Class A | U.S. Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class A | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Class C | U.S. Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class C | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Class I | U.S. Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class I | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Class R-6 | U.S. Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class R-6 | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R-6 | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R-6 | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R-6 | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R-6 | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R-6 | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R-6 | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R-6 | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Class R-6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class R-6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class R-6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R-6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R-6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R-6 | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%